Document And Entity Information	May 24, 2022
Document Information Line Items
Entity Registrant Name	PG&E Corporation
Document Type	8-K
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0001004980
Document Period End Date	May 24, 2022
Entity Emerging Growth Company	false
Entity File Number	001-12609
Entity Incorporation, State or Country Code	CA
Entity Tax Identification Number	94-3234914
Entity Address, Address Line One	77 BEALE STREET
Entity Address, Address Line Two	P.O. BOX 770000
Entity Address, City or Town	SAN FRANCISCO
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94177
City Area Code	415
Local Phone Number	973-1000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common stock, no par value
Document Information Line Items
Trading Symbol	PCG
Title of 12(b) Security	Common stock, no par value
Security Exchange Name	NYSE
Equity Units
Document Information Line Items
Trading Symbol	PCGU
Title of 12(b) Security	Equity Units
Security Exchange Name	NYSE